Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs Performance Table

Year	PEO	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on Total Shareholder Return ( (5)		Net Income
(a)	(b)	(c)	(d)		(e)	(f)		(g)		(h)
2024	James O. Donnelly	$874,697	$645,166	(1)(3)	$369,474	$309,820	(2)(4)	$118.99	(6)	$(160,000)
2023	James O. Donnelly	$816,435	$633,359		$414,108	$374,382	(2)	$135.81	(6)	$16,759,106
2022	James O. Donnelly	$560,315	$424,005		$426,979	$400,990	(2)	$133.08	(6)	$29,232,618
	Lewis J. Critelli	$729,153	$672,067		$426,979	$400,990	(2)	$133.08	(6)	$29,232,618

(1)
For Mr. Donnelly, Actual Compensation paid to the PEO in 2024 [column (d)] is less than the Summary Compensation Table (“SCT”) Total [column (c)] as reported for the corresponding year in the “Total” column of the SCT resulting from adjustments in equity award values. See Footnote 3.

(2)
For
the Non-PEO NEOs,
Average Compensation Actually Paid in 2024 [column (f)] is less than the Average SCT Total [column (e)] as reported for the corresponding year in the “Total” column of the SCT resulting from adjustments in equity award values. See Footnote 4.
The Non-PEO NEOs
for 2024 were: Vincent G. O’Bell and John F. Carmody.. The
Non-PEOs
in 2023 were: William Lance and Vincent O’Bell. The
Non-PEOs
in 2022 were William Lance and Robert J. Mancuso.

(3)
Equity Award Adjustments for the PEO (Mr. Donnelly):
 The following table sets forth the adjustments made during the 2024 year to the SCT “Total Compensation” column in the Pay vs Performance Table to arrive at compensation “actually paid” to our PEO (Mr. Donnelly) during the 2024 year presented:

Adjustments to Determine Compensation “Actually Paid” for the PEO (Mr. Donnelly)	2024
Deduction for Amounts Reported under the ‘Stock Awards’ Column in the SCT	$(161,402)
Deduction for Amounts Reported under the ‘Option Awards’ Columns in the SCT	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$19,220
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(41,407)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(7,507)
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	$13,735

Total Adjustments	$(229,531)

(4)
Equity Award Adjustments for the Average
 Non-PEO
 NEO Compensation Actually Paid:
 The following table sets forth the adjustments made during the 2024 year to the SCT “Total Compensation” column in the Pay vs Performance Table to arrive at average compensation “actually paid” to our Non-PEO NEOs
during the 2024 year presented:

Adjustments to Determine Average Compensation “Actually Paid” for the Non-PEO NEOs	2024
Deduction for Amounts Reported under the ‘Stock Awards’ Column in the SCT	$(40,875)
Deduction for Amounts Reported under the ‘Option Awards’ Columns in the SCT	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$(4,868)
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(11,410)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(2,502)
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	$4,770

Total Adjustments	$(59,654)

(5)
Cumulative total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Cumulative total shareholder return (TSR) for the period December 31, 2021 through December 31, 2024 is 18.99%. An investment of $100.00 as of December 31, 2021 would have a value of $118.99 as of December 31, 2024. Cumulative TSR for the period December 31, 2021 through December 31, 2023 is 35.81%. An investment of $
100.00
as of December 31, 2021 would have a value of $135.81 as of December 31, 2023. Cumulative TSR for the period December 31, 2021 through December 31, 2022 is 33.08%. An investment of $100.00 as of December 31, 2021 would have a value of $133.08 as of December 31, 2022.

Named Executive Officers, Footnote
(2)
For
the Non-PEO NEOs,
Average Compensation Actually Paid in 2024 [column (f)] is less than the Average SCT Total [column (e)] as reported for the corresponding year in the “Total” column of the SCT resulting from adjustments in equity award values. See Footnote 4.
The Non-PEO NEOs
for 2024 were: Vincent G. O’Bell and John F. Carmody.. The
Non-PEOs
in 2023 were: William Lance and Vincent O’Bell. The
Non-PEOs
in 2022 were William Lance and Robert J. Mancuso.

Adjustment To PEO Compensation, Footnote
(3)
Equity Award Adjustments for the PEO (Mr. Donnelly):
 The following table sets forth the adjustments made during the 2024 year to the SCT “Total Compensation” column in the Pay vs Performance Table to arrive at compensation “actually paid” to our PEO (Mr. Donnelly) during the 2024 year presented:

Adjustments to Determine Compensation “Actually Paid” for the PEO (Mr. Donnelly)	2024
Deduction for Amounts Reported under the ‘Stock Awards’ Column in the SCT	$(161,402)
Deduction for Amounts Reported under the ‘Option Awards’ Columns in the SCT	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$19,220
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(41,407)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(7,507)
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	$13,735

Total Adjustments	$(229,531)

Adjustment to Non-PEO NEO Compensation Footnote
(4)
Equity Award Adjustments for the Average
 Non-PEO
 NEO Compensation Actually Paid:
 The following table sets forth the adjustments made during the 2024 year to the SCT “Total Compensation” column in the Pay vs Performance Table to arrive at average compensation “actually paid” to our Non-PEO NEOs
during the 2024 year presented:

Adjustments to Determine Average Compensation “Actually Paid” for the Non-PEO NEOs	2024
Deduction for Amounts Reported under the ‘Stock Awards’ Column in the SCT	$(40,875)
Deduction for Amounts Reported under the ‘Option Awards’ Columns in the SCT	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$(4,868)
Increase for Fair Value of Awards Granted during year that Vest during year	—
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(11,410)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(2,502)
Deduction of Fair Value of Awards Granted Prior to year that were forfeited during year	—
Increase based upon Incremental Fair Value of Awards Modified during year	—
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date of Award	$4,770

Total Adjustments	$(59,654)

Total Shareholder Return Amount	$ 118.99	$ 135.81	$ 133.08
Net Income (Loss)	$ (160,000)	$ 16,759,106	$ 29,232,618
Company Selected Measure Amount	18.99	35.81	33.08
PEO Name	Mr. Donnelly
James O Donnelly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 874,697	$ 816,435	$ 560,315
PEO Actually Paid Compensation Amount	645,166	633,359	424,005
Non-PEO NEO Average Total Compensation Amount	369,474	414,108	426,979
Non-PEO NEO Average Compensation Actually Paid Amount	309,820	$ 374,382	400,990
Lewis J Critelli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			729,153
PEO Actually Paid Compensation Amount			672,067
Non-PEO NEO Average Total Compensation Amount			426,979
Non-PEO NEO Average Compensation Actually Paid Amount			$ 400,990
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(229,531)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,220
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,407)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,507)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,735
PEO | Deduction for Amounts Reported under the ‘Stock Awards' Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,402)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,654)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,868)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,410)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,502)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,770
Non-PEO NEO | Deduction for Amounts Reported under the ‘Stock Awards' Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,875)